STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Dividends	$ 4,005,492
Net appreciation in fair value of investments	18,087,635
Net investment income	22,093,127
Interest income on notes receivable from participants	88,787
Contributions:
Participant	7,907,217
Company	2,540,024
Rollover	1,820,694
Total contributions	12,267,935
Deductions:
Benefit payments	11,855,650
Administrative expenses	143,389
Net Increase	22,450,810
Net assets available for benefits, beginning of year	120,083,345
Net assets available for benefits, end of year	$ 142,534,155